Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 952,367,668	$ 812,092,994
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	217,987,227	191,576,927
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	64,947,471	55,679,017
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	282,934,698	247,255,944
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	217,987,227	191,576,927
Total | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	64,947,471	55,679,017
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	282,934,698	247,255,944
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	217,987,227	191,576,927
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	64,947,471	55,679,017
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Investments measured at NAV practical expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 669,432,970	$ 564,837,050